UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nadine Milne
Title: Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Nadine Milne"                	Burlington, Ontario, Canada	 May 10, 2013
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	25

Form 13F Information Table Value Total: 	$33,890
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at March 31, 2013

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	    	SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)   	OR PRN 	PRN CALL DSCRETN  MNGERS
ABB LTD				SPONSORED ADR	  000375204	1085		47677	SH 	 SOLE		47677
AFLAC INC			COM		  001055102	2639		50735	SH 	 SOLE		50735
ARCHER DANIELS MIDLAND CO	COM		  039483102	2230		66110	SH 	 SOLE		66110
BANCO SANTANDER SA		ADR		  05964H105	215		31539	SH 	 SOLE		31539
BANK OF AMERICA CORPORATION	COM		  060505104	731		60000	SH 	 SOLE		60000
BARCLAYS PLC			ADR		  06738E204	2571		144775	SH 	 SOLE		144775
BHP BILLITON PLC		SPONSORED ADR	  05545E209	329		5665	SH 	 SOLE		5665
CARNIVAL CORP			PAIRED CTF	  143658300	417		12160	SH 	 SOLE		12160
CITIGROUP INC			COM NEW		  172967424	664		15000	SH 	 SOLE		15000
DIRECTV				COM		  25490A309	2303		40680	SH 	 SOLE		40680
HSBC HLDGS PLC			SPON ADR NEW	  404280406	4591		86065	SH 	 SOLE		86065
ING GROEP N V			SPONSORED ADR	  456837103	252		35000	SH 	 SOLE		35000
JPMORGAN CHASE & CO		COM		  46625H100	6781		142880	SH 	 SOLE		142880
LLOYDS BANKING GROUP PLC	SPONSORED ADR	  539439109	1104		368000	SH 	 SOLE		368000
NOVARTIS A G			SPONSORED ADR	  66987V109	449		6304	SH 	 SOLE		6304
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD  780097689	540		64000	SH 	 SOLE		64000
ROYAL DUTCH SHELL PLC		SPONS ADR A	  780259206	446		6849	SH 	 SOLE		6849
SIEMENS A G			SPONSORED ADR	  826197501	704		6530	SH 	 SOLE		6530
SK TELECOM LTD			SPONSORED ADR	  78440P108	268		15000	SH 	 SOLE		15000
SYNGENTA AG			SPONSORED ADR	  87160A100	718		8570	SH 	 SOLE		8570
TOTAL S A			SPONSORED ADR	  89151E109	912		19000	SH 	 SOLE		19000
TOYOTA MOTOR CORP		SP ADR REP2COM	  892331307	411		4000	SH 	 SOLE		4000
UBS AG				SHS NEW		  H89231338	169		11000	SH 	 SOLE		11000
VODAFONE GROUP PLC NEW		SPONS ADR NEW	  92857W209	274		9630	SH 	 SOLE		9630
WELLS FARGO & CO NEW		COM		  949746101	3089		83500	SH 	 SOLE		83500

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